Angel Oak Mortgage Trust 2022-4 ABS-15G

Exhibit 99.3

Exception Grades

Run Date - xxxx  9:48:51 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
xxxx	2022040070			15734572	xxxx	xxxx	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to go in a securitization and reflects only one valuation product when two are required.						Reviewer Comment ( xxxx ): Received CDA	xxxx 5:08:55 PM			1	A	xxxx	xxxx	Primary	Purchase		C	A	C	A	A	A	C	A	Non QM	Non QM	No
xxxx	2022040070			15769732	xxxx	xxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxx-prepared P&L					Reviewer Comment ( xxxx ): Cleared P&L provided	xxxx 5:08:22 PM			1	A	xxxx	xxxx	Primary	Purchase		C	A	C	A	A	A	C	A	Non QM	Non QM	No
xxxx	2022040071			16786843	xxxx	xxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception made for subject 912 sq ft less than 1200 sq ft guideline requirement	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines. Guideline variance approved by lender at time of origination	over 100 months in reserves vs. the minimum of 6. no lates in the last 24 months. no housing events.	Originator,Owner Originator	Reviewer Comment ( xxxx ): Client elects to waive. Exception waiver approval provided. Compensating factors: Reserves and credit report history.			xxxx 4:27:37 PM	2	B	xxxx	xxxx	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A			No
xxxx	2022040071			16787200	xxxx	xxxx	Credit	Title	Document Error	Title	There is no dollar amount noted on the title policy.						Reviewer Comment ( xxxx ): Received final title.	xxxx 4:29:52 PM			1	A	xxxx	xxxx	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A			No
xxxx	2022040071			19317463	xxxx	xxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: xxxx Disaster End Date: xxxx Disaster Name: WILDFIRES Disaster Declaration Date: xxxx					Reviewer Comment ( xxxx ): Lender provided a PDI dated xxxx with no damage to the property.	xxxx 10:58:42 AM			1	A	xxxx	xxxx	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A			No
xxxx	2022040449	xxxx		24205783	xxxx	xxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Prima xxxx 021)	The valuation was updated xxxx , with no evidence the updated valuation was provided to the borrower								2	B	xxxx	xxxx	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
xxxx	2022040447	xxxx		24205775	xxxx	xxxx	Credit	Insurance	Insurance Analysis	Insurance	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date xxxx , Transaction Date: xxxx	The hazard insurance declarations page in the file verified an effective date of xxxx which is after the consummation date of xxxx . Provide a revised homeowner's insurance declaration page or policy verifying coverage in effect at or prior to consummation.				Reviewer Comment ( xxxx ): policy was active at time of consummation, D0203 Seller Comment ( xxxx ): the current and active policy Reviewer Comment ( xxxx ): sending back to FAM Seller Comment ( xxxx ): review	xxxx 2:10:44 PM			1	A	xxxx	xxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
xxxx	2022040455	xxxx	24205782	xxxx	xxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of xxxx exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	Appraisal Desk Review was not disclosed on the initial Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include $180 a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	Reviewer Comment ( xxxx ): CD, LOE, and CS provided. Exception cured

Seller Comment ( xxxx ): PCCD attached to clear finding

Reviewer Comment ( xxxx ): We have the closing statement which is true and certified. For TRID regulation, a PCCD showing the cure on page 2 should be provided to the borrower, that is missing.

Reviewer Comment ( xxxx ): SitusAMC  Received Settlement statement which is not true and certified.Also plz provide a PCCD showing the cure amount reflecting on Page 2, under Sec J. Or provide cure documents.

Seller Comment ( xxxx ): See FSS reflecting $180 cure paid out at closing

Seller Comment ( xxxx ): The  xxxx  appraisal fee cure was paid out at time of closing and is disclosed on the final settlement statement as a lender credit and on the consummation CD - no PCCD reflecting a cure is required please clear finding
																			xxxx 11:36:51 AM		2	B	xxxx	xxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
xxxx	2022040453	xxxx		24205793	xxxx	xxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of xxxx exceeds tolerance of xxxx . Insufficient or no cure was provided to the borrower. (73109)	Mortgage Broker fee was last disclosed as $15,244 on LE but disclosed as xxxx on Final Closing Disclosure. File does not contain a valid COC that was submitted in an allowable time for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $1.25 a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment ( xxxx ): Proof of mailing, LOE, and refund check, and corrected CD provided. Exception cured Reviewer Comment ( xxxx ): SitusAMC Received LOE, corrected PCCD, copy of refund check, and shipping label. Tracking indicates the label has been created; however, it has not been picked up for shipping. Proof of mailing is required to cure Seller Comment ( xxxx ): PCCD with cure check		xxxx 8:01:58 AM		2	B	xxxx	xxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
xxxx	2022040446	xxxx		24205821	xxxx	xxxx	Compliance	Compliance	Federal Compliance	GSE	Fannie Mae 2014 - 3% Points and Fees	Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of xxxx is in excess of the investor allowable maximum of xxxx of the Federal Total Loan Amount. Points and Fees total xxxx on a Federal Total Loan Amount of xxxx vs. an investor allowable total of xxxx (an overage of xxxx or xxxx ).	Calculated points and fees are excessive of the 3% max allowed for the Federal Total Loan Amount. Please provide a rate sheet detailing a par rate in order to calculate any BFDP that may be excluded.								2	B	xxxx	xxxx	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
xxxx	2022040444	xxxx		24205828	xxxx	xxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	The Right to Receive a Copy of the appraisal was not provided within three business days of application.								2	B	xxxx	xxxx	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
xxxx	2022040456	xxxx		24205824	xxxx	xxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of xxxx exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7505)	Appraisal Desk Review Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, cure provided at closing.				Reviewer Comment ( xxxx ): Sufficient Cure Provided At Closing		xxxx 5:25:27 PM		1	A	xxxx	xxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
xxxx	2022040456	xxxx		24205825	xxxx	xxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of xxxx exceeds tolerance of xxxx . Sufficient or excess cure was provided to the borrower at Closing. (7506)	Appraisal Report was last disclosed as $525 on LE but disclosed as $725 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.				Reviewer Comment ( xxxx ): Sufficient Cure Provided At Closing		xxxx 5:25:27 PM		1	A	xxxx	xxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
xxxx	2022040456	xxxx	24205826	xxxx	xxxx	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	HOI coverage is insufficient by $10,005 Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.	Reviewer Comment ( xxxx ): Documentation provided. Exception cleared

Seller Comment ( xxxx ): rce

Reviewer Comment ( xxxx ): The loan amount is  xxxx OI coverage is $221,000, plus extended coverage of 22,100, for a total of  xxxx he appraisal indicates the estimated cost new is $253,105, which already takes into account not including the land value, therefore coverage is short by  xxxx he loan file does not contain a RCE from the insurance company.

Seller Comment ( xxxx ): Please advise why you think its short?

Reviewer Comment ( xxxx ): Guidelines provided do not address HOI coverage of 80% of ECN. Please provide clarification.

Seller Comment ( xxxx ): The appraisal shows the replacement cost of  253,105. 80% would be 202,484. The policy covers 221,000.
																		xxxx 11:54:17 AM			1	A	xxxx	xxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No